CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (25,103)	$ 55,248
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	63,412	64,230
Amortization of deferred dry-docking costs	7,438	5,101
Amortization of loan fees	1,822	1,867
Interest expense on long-term receivable, net	227	1,948
Change in fair value of derivative instruments	(9,015)	12,554
Loss on sale of vessel	5,817	3,050
Impairment charges	(0)	13,450
Payments for dry-docking	(13,616)	(1,533)
(Increase) Decrease in:
Accounts receivable	(429)	5,549
Margin deposits	217	(5,617)
Inventories	(2,908)	(1,833)
Prepaid insurance and other	255	(1,480)
Capitalized voyage expenses	540	(390)
Increase (Decrease) in:
Payables	9,424	(3,700)
Accrued liabilities	(3,214)	(9,321)
Unearned revenue	(4,282)	2,956
Net Cash provided by Operating Activities	30,585	142,079
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(29,045)	(24,491)
Vessel acquisitions and/or improvements	(3,611)	(32,931)
Proceeds from sale of vessels	53,224	73,525
Net Cash provided by Investing Activities	20,568	16,103
Cash Flows from Financing Activities:
Proceeds from long-term debt	67,644	101,978
Financing costs	(623)	(908)
Payments of long-term debt	(154,142)	(176,694)
Purchase of treasury stock, net	(168)	(5,071)
Proceeds from stock issuance program and sale of treasury stock, net	13,974	3,461
Proceeds from preferred stock issuance program, net	5,619	(0)
Cash dividends	(16,318)	(26,166)
Capital contribution from non-controlling interest to subsidiary	(0)	4,000
Net Cash used in Financing Activities	(84,014)	(99,400)
Net (decrease) increase in cash and cash equivalents and restricted cash	(32,861)	58,782
Cash and cash equivalents and restricted cash at beginning of period	171,771	197,770
Cash and cash equivalents and restricted cash at end of period	138,910	256,552
Current Assets:
Cash and cash equivalents	128,851	244,497
Restricted cash	10,059	12,055
Total Cash and cash equivalents and restricted cash	$ 138,910	$ 256,552